Revenues	12 Months Ended
Dec. 31, 2017
Revenues
Revenues

Note 21 – Revenues

Revenues and other income include:

	Years ended December 31,

	2017	2016	2015
Services
Voice	8,505	6,010	4,338
Internet	7,715	5,994	4,557
Data	3,577	2,919	1,780

Subtotal Fixed Services	19,797	14,923	10,675

Outbound
Postpaid	8,380	6,951	5,401
Abono Fijo	13,241	10,365	7,919
Prepaid	8,359	7,548	6,345

Total outbound	29,980	24,864	19,665
Inbound
From Fixed Services – CPP	1,012	779	624
From Mobile Services – TLRD	1,698	932	924

Total inbound	2,710	1,711	1,548
Other	1,599	1,474	1,045

Subtotal Personal Mobile Services	34,289	28,049	22,258

Outbound
Postpaid	81	62	36
Abono Fijo	999	766	458
Prepaid	1,445	1,134	742

Total outbound	2,525	1,962	1,236

From Fixed Services – Interconnection	8	9	9
From Mobile Services – TLRD	133	118	80

Total inbound	141	127	89
Other	219	293	222

Subtotal Núcleo Mobile Services	2,885	2,382	1,547

Total service revenues (a)	56,971	45,354	34,480

Equipment
Fixed Services	663	91	61
Personal Mobile Services	7,446	7,535	5,796
Núcleo Mobile Services	106	260	159

Total equipment revenues (b)	8,215	7,886	6,016

Total revenues (a) + (b)	65,186	53,240	40,496

Other income
Fixed Services	71	66	39
Personal Mobile Services	62	16	5
Nucleo Mobile Services	-	1	-

Total other income (c)	(*) 133	(*) 83	44

Total revenues and other income (a)+(b)+(c)	65,319	53,323	40,540

(*) Includes 21 y 17 of PP&E disposal of years 2017 and 2016, respectively.